Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
24.	SEGMENT REPORTING

As of December 31, 2016, the operations of the Company were organized into two segments, consisting of the hosting and related services and managed network services. The Company derived the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. After disposal of WiFire Entities and Aipu Group in September 2017 (Note 4), the Company had only one reporting segment as of December 31, 2017 and 2018.

Because substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Hosting and related services
Revenues	2,668,655	2,975,178	3,401,037	494,660
Cost	(1,936,658)	(2,130,279)	(2,456,166)	(357,235)

Gross profit	731,997	844,899	944,871	137,425
Operating income (expenses)
Operating income	6,783	5,439	5,027	731
Sales and marketing expenses	(144,335)	(171,761)	(172,176)	(25,042)
Research and development expenses	(87,227)	(97,597)	(92,109)	(13,397)
General and administrative expenses	(404,181)	(417,154)	(462,637)	(67,288)
(Allowance) reversal for doubtful debt	(78,330)	(6,257)	598	87
Changes in the fair value of contingent purchase consideration payables	19,394	(937)	13,905	2,022

Operating profit	44,101	156,632	237,479	34,538
Managed network services
Revenues	973,119	417,527	—	—
Cost	(992,980)	(504,016)	—	—

Gross loss	(19,861)	(86,489)	—	—
Operating expenses
Sales and marketing expenses	(208,591)	(84,921)	—	—
Research and development expenses	(62,110)	(51,546)	—	—
General and administrative expenses	(235,467)	(102,796)	—	—
Allowance for doubtful debt	(39,234)	(31,170)	—	—
Changes in the fair value of contingent purchase consideration payables	73,913	—	—	—
Impairment of goodwill	—	(766,440)	—	—
Impairment of long-lived assets	(392,947)	(401,808)	—	—

Operating loss	(884,297)	(1,525,170)	—	—

Group consolidated revenue	3,641,774	3,392,705	3,401,037	494,660
Group consolidated operating (loss) profit	(840,196)	(1,368,538)	237,479	34,538